FAIR VALUE MEASUREMENT - Activities related to fair value of the guarantee liabilities (Details) - Guarantee liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Activities related to fair value of the guarantee liabilities
Fair value at beginning of the year (Level 3)	¥ 31,191
Issuances	134,881	¥ 38,516
Cash payment	(87,759)	(13,267)
Change in fair value	(47,355)	5,942
Fair value at end of the year (Level 3)	¥ 30,958	¥ 31,191